Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	27520-1 / D/JLM/909575.1

October 4, 2006

BY EDGAR AND COURIER

Mail Stop #0405

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

USA

Attention: Jennifer Gowetski, Attorney-Advisor

Dear Sirs/Mesdames:

Re: Upstream Biosciences Inc. (the "Company") Preliminary information statement on Schedule 14C Filed on September 22, 2006 Your File No. 0-50331

Thank you for your letter of September 29, 2006 with your comments on the Company's Preliminary Information Statement on Schedule 14C (the “Information Statement”).

We are advised that shareholder approval of the amendment to the Company's Articles for the creation of the Preferred Shares (the “Amendment”) was obtained by written shareholder consent from shareholders holding a majority of the common stock of the Company, in accordance with the Company's Bylaws and the corporate law of the State of Nevada. The shareholders holding a majority of the shares of the Company that gave their consent consisted of the current directors and officers of the Company. As the Information Statement was filed prior to the record date of September 26, 2006, current share information was not available. We have now revised the Information Statement to include the identity of the shareholders who hold a majority of the outstanding shares who consented to the Amendment, the percentages held by such holders and the current issued and outstanding shares of the Company. This information is set out on page 7 of the Information Statement.

We have also revised the Information Statement to provide the disclosure required by Item 11 of Schedule 14A, which disclosure is set out on page 7 of the Information Statement.

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Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

cc:	Owen Pinkerton, Senior Counsel

D/JLM/909575.1